Document and Entity Information	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001680581
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	Fulcrum Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38978
Entity Tax Identification Number	47-4839948
Entity Address, Address Line One	26 Landsdowne Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	651-8851
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Entity Information, Former Legal or Registered Name	N/A
Trading Symbol	FULC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false